SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts payable and accrued liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating costs paid (as percent)	100.00%	100.00%
Term of accounts payable	30 days	30 days
Trade payable	$ 375,402	$ 1,003,380	$ 773,387
Suspense payable	752,825	727,230	727,153
Total accounts payable	1,128,227	1,730,610	1,500,540
Total accrued liabilities	$ 404,231	$ 319,327	$ 259,131